DEBT (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2016	2015
Vessels and equipment, net,	1,419,195	1,186,230